Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - Fair Value, Measurements, Recurring - Level 3 - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2026	Sep. 30, 2025
Loans Held-for-Sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		¥ 35,684	¥ 67,794
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(2,505)	(682)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(304)	(561)
Gains or losses (realized/ unrealized), asset, total		(2,809)	(1,243)
Purchases, asset	[3]	0	63
Sales, asset		(43)	0
Settlements, asset	[4]	(11,277)	(14,018)
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		21,555	52,596
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(2,504)	(147)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(304)	(561)
Available-for-sale debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		260,645	201,691
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	5,695	3,852
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(7,835)	2,824
Gains or losses (realized/ unrealized), asset, total		(2,140)	6,676
Purchases, asset	[3]	16,692	114,816
Sales, asset		(5,799)	(560)
Settlements, asset	[4]	(11,295)	(48,262)
Transfers in and/or out of Level 3 (net), asset		10,876	0
Ending Balance, asset		268,979	274,361
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	5,635	4,537
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(7,270)	319
Available-for-sale debt securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		10,582	10,878
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	41	(177)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(574)	(97)
Gains or losses (realized/ unrealized), asset, total		(533)	(274)
Purchases, asset	[3]	0	0
Sales, asset		(837)	0
Settlements, asset	[4]	(165)	(187)
Transfers in and/or out of Level 3 (net), asset		125	0
Ending Balance, asset		9,172	10,417
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0	(177)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(824)	(97)
Available-for-sale debt securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		118,191	4,252
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	6,083	4,792
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(5,312)	4,016
Gains or losses (realized/ unrealized), asset, total		771	8,808
Purchases, asset	[3]	0	107,208
Sales, asset		(1,974)	0
Settlements, asset	[4]	0	0
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		116,988	120,268
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	6,053	4,792
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(5,312)	(2)
Available-for-sale debt securities | CMBS and RMBS in the Americas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset			7,082
Gains or losses (realized/ unrealized), included in earnings, asset	[1]		0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]		(44)
Gains or losses (realized/ unrealized), asset, total			(44)
Purchases, asset	[3]		0
Sales, asset			0
Settlements, asset	[4]		0
Transfers in and/or out of Level 3 (net), asset			0
Ending Balance, asset			7,038
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]		0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]		(45)
Available-for-sale debt securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		131,872	179,479
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(429)	(763)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(1,949)	(1,051)
Gains or losses (realized/ unrealized), asset, total		(2,378)	(1,814)
Purchases, asset	[3]	16,692	7,608
Sales, asset		(2,988)	(560)
Settlements, asset	[4]	(11,130)	(48,075)
Transfers in and/or out of Level 3 (net), asset		10,751	0
Ending Balance, asset		142,819	136,638
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(418)	(78)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(1,134)	463
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		230,596	162,210
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	68,394	5,797
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(880)	(387)
Gains or losses (realized/ unrealized), asset, total		67,514	5,410
Purchases, asset	[3]	15,734	17,453
Sales, asset		(247,935)	0
Settlements, asset	[4]	(1,780)	(2,036)
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		64,129	183,037
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	1,453	5,815
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(880)	(384)
Equity securities | Investment funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		230,596	162,210
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	68,394	5,797
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(880)	(387)
Gains or losses (realized/ unrealized), asset, total		67,514	5,410
Purchases, asset	[3]	15,734	17,453
Sales, asset		(247,935)	0
Settlements, asset	[4]	(1,780)	(2,036)
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		64,129	183,037
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	1,453	5,815
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(880)	(384)
Derivative assets and liabilities (net)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		7,430	8,165
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(6,687)	150
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	0	(251)
Gains or losses (realized/ unrealized), asset, total		(6,687)	(101)
Purchases, asset	[3]	0	0
Sales, asset		0	0
Settlements, asset	[4]	0	0
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		743	8,064
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(6,687)	150
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0	(251)
Derivative assets and liabilities (net) | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		7,430	8,165
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(6,687)	150
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	0	(251)
Gains or losses (realized/ unrealized), asset, total		(6,687)	(101)
Purchases, asset	[3]	0	0
Sales, asset		0	0
Settlements, asset	[4]	0	0
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		743	8,064
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(6,687)	150
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0	(251)
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		1,163	2,586
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(984)	(1,421)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	0	0
Gains or losses (realized/ unrealized), asset, total		(984)	(1,421)
Purchases, asset	[3]	424	412
Sales, asset		0	0
Settlements, asset	[4]	(48)	(62)
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		555	1,515
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(984)	(1,421)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0	0
Other assets | Reinsurance recoverables
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	[5]	1,163	2,586
Gains or losses (realized/ unrealized), included in earnings, asset	[1],[5]	(984)	(1,421)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2],[5]	0	0
Gains or losses (realized/ unrealized), asset, total	[5]	(984)	(1,421)
Purchases, asset	[3],[5]	424	412
Sales, asset	[5]	0	0
Settlements, asset	[4],[5]	(48)	(62)
Transfers in and/or out of Level 3 (net), asset	[5]	0	0
Ending Balance, asset	[5]	555	1,515
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[5]	(984)	(1,421)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[5]	0	0
Policy liabilities and policy account balances
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		138,027	136,257
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	(18,387)	(17,278)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	42	264
Gains or losses (realized/ unrealized), liability, total		(18,345)	(17,014)
Purchases, liability	[3]	0	0
Sales, liability		0	0
Settlements, liability	[4]	(10,702)	(10,571)
Transfers in and/or out of Level 3 (net), liability		0	0
Ending Balance, liability		145,670	142,700
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(18,387)	(17,278)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	42	264
Policy liabilities and policy account balances | Variable annuity and variable life insurance contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability	[6]	138,027	136,257
Gains or losses (realized/ unrealized), included in earnings, liability	[1],[6]	(18,387)	(17,278)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2],[6]	42	264
Gains or losses (realized/ unrealized), liability, total	[6]	(18,345)	(17,014)
Purchases, liability	[3],[6]	0	0
Sales, liability	[6]	0	0
Settlements, liability	[4],[6]	(10,702)	(10,571)
Transfers in and/or out of Level 3 (net), liability	[6]	0	0
Ending Balance, liability	[6]	145,670	142,700
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[6]	(18,387)	(17,278)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[6]	42	264
Accounts Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		15,683	15,259
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	3,942	(244)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	0	(1,190)
Gains or losses (realized/ unrealized), liability, total		3,942	(1,434)
Purchases, liability	[3]	0	1,475
Sales, liability		0	0
Settlements, liability	[4]	(10,167)	0
Transfers in and/or out of Level 3 (net), liability		0	0
Ending Balance, liability		1,574	18,168
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0	(244)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0	(1,190)
Accounts Payable | Contingent Consideration
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		15,683	15,259
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	3,942	(244)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	0	(1,190)
Gains or losses (realized/ unrealized), liability, total		3,942	(1,434)
Purchases, liability	[3]	0	1,475
Sales, liability		0	0
Settlements, liability	[4]	(10,167)	0
Transfers in and/or out of Level 3 (net), liability		0	0
Ending Balance, liability		1,574	18,168
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0	(244)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	¥ 0	¥ (1,190)

[1]	Principally, gains and losses from available-for-sale debt securities are included in “Finance revenues (including interest under the amortized cost method and principal plus interest)”, “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net), and accounts payable are included in “Other (income) and expense” respectively. Gains and losses from loans held for sale were included in “Other (income) and expense” for the six months ended September 30, 2025, and in “Finance revenues” for the six months ended September 30, 2026.
[2]	Unrealized gains and losses from loans held for sale are included in “Net change of foreign currency translation adjustments”, unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities, and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments”, unrealized gains and losses from accounts payable are included in “Net change of foreign currency translation adjustments.”
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.
[5]	“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”
[6]	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events. For the information about policy account balances for variable annuity and variable life insurance contracts and market risk benefits as of and for March 31, 2026 and for the six months ended September 30, 2026, see Note 18 “Long-Duration Insurance Contracts Relating to Life Insurance Operations.”